Financial Assets at Fair Value through Other Comprehensive Income - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Financial assets at fair value through other comprehensive income [abstract]
Decrease in fair value of financial assets through other comprehensive income	¥ (383)	$ (55)	¥ (56)	¥ (544)
Decrease in fair value of financial assets through other comprehensive income, net of tax	¥ (381)	$ (55)	¥ (58)	¥ (530)